Investments in Associates and Joint Ventures - Details of the Changes in Investments in Associates and Joint Ventures Accounted for using the Equity Method (Parenthetical) (Detail) - KRW (₩)
₩ in Millions
12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of investments in associates and joint ventures [Line Items]
Loss on disposal shares	₩ 36,024	₩ 2,919	₩ 2,599
Gain on disposal of shares	4,890	459,349	₩ 10,786
PT XL planet digital [member]
Disclosure of investments in associates and joint ventures [Line Items]
Loss on disposal shares	₩ 27,900
PT. Melon Indonesia [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Gain on disposal of shares		₩ 11,634